INCOME TAX	12 Months Ended
Dec. 31, 2018
INCOME TAX
INCOME TAX

NOTE 10:     INCOME TAX

a.	Changes in Israeli corporate tax rates:

The regular corporate tax rate in Israel in 2018 is 23% (2017: 24% 2016: 25%

On August 5, 2013 the Israeli parliament (the Knesset) passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) - 2013, by which, inter alia, the corporate tax rate would be raised by 1.5% to a rate of 26.5% as from 2014. On January 4, 2016, the Knesset plenum approved a bill to amend the Income Tax Ordinance, including a reduction in corporate tax by 1.5% from 26.5% to 25%, as from January 1, 2016.

Under an amendment enacted in December 2016 to the Israel Income Tax Ordinance of 5721‑1961, or the Tax Ordinance, the corporate tax rate will decrease to 23% for 2018 and thereafter. Israeli companies are generally subject to capital gains tax at the corporate tax rate

b.	Non-Israeli subsidiaries are taxed according to the tax laws of the countries in which they are located.
c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets of the Company and its subsidiaries are as follows:

	December 31,
	2018	2017
	$	$

Operating loss carry forwards	15,426	16,322
Reserves and allowances	1,467	1,899

Net deferred tax assets before valuation allowance	16,893	18,221
Valuation allowance	(16,508)	(13,765)

Net deferred tax assets	385	4,456

Deferred income taxes consist of the following:
Domestic	12,662	11,931
Valuation allowance	(12,251)	(7,426)
Net deferred tax assets	411	4,505

Foreign	4,231	6,290
Valuation allowance	(4,257)	(6,339)
	(26)	(49)

As of December 31, 2018, the Company and its subsidiaries, have provided a valuation allowance of $16,508 in respect of deferred tax assets resulting from tax loss carryforwards and other temporary differences. Other tax loss carryforwards and temporary differences in the amount of$385 were not provided with valuation allowance as the Company’s management currently believes that these tax assets are more likely than not to be recovered.

d.	Carryforward tax losses:

As of December 31, 2018, SuperCom Ltd and its subsidiaries in Israel have accumulated losses for tax purposes of approximately $33,177, and $15,603 respectively, which may be carried forward and offset against taxable income in the future for an indefinite period. SuperCom Ltd. also has a capital loss of approximately $15,326, which may be carried forward and offset against capital gains for an indefinite period. Loss carryforwards in Israel are measured in NIS.

As of December 31, 2018, SuperCom’s subsidiaries in the United States have estimated total available carryforward tax losses of approximately $15,791 which expires in the years 2028 to 2037. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

SuperCom Ltd has assessments which are considered as final until the tax year ended December 31, 2012.

SuperCom’s subsidiaries in the United States and Israel have not received final assessments since their incorporation.

e.	Income (loss) before income tax consists of the following:

	Year ended December 31,
	2018	2017	2016
	$	$	$

Domestic	(9,556)	(6,215)	(9,634)
Foreign	(454)	(839)	(2,268)
	(10,010)	(7,054)	(11,902)

Substantially, all tax (expenses) benefits are as a result of changes in deferred taxes.

f.	Reconciliation of the theoretical tax benefit to the actual tax benefit:

A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense (benefit), is as follows:

	Year ended December 31,
	2018	2017	2016
	$	$	$
Income (loss) before income tax, as reported in the consolidated statements of operations	(10,010)	(7,054)	(11,902)
Statutory tax rate in Israel	23%	24%	25%

Theoretical tax expense (benefit)	(2,302)	(1,693)	(2,976)
Current year carryforward losses and other differences for which a valuation allowance was recorded	1,195	—	—
Changes in valuation allowance	2,717	3,295	5,257
Gain from bargain purchase and non-recoverable withholding taxes	—	—	(1,516)
Changes in foreign currency exchange rate and other differences	139	(1,870)	255
Changes in tax rate	2,091	414	828
Non-deductible expenses and other differences	1,890	(539)	243

Actual income tax expense (benefit)	5,730	(393)	2,091